Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 4
Increases	(3)
Decreases	0
Transfer	0
Intangible assets at end of period	1
Gross book value of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	722
Increases
Decreases	0
Transfer	0
Intangible assets at end of period	722
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	657
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	657
Gross book value of intangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	0
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(718)
Increases	(3)
Decreases	0
Transfer	0
Intangible assets at end of period	(721)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(65)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(652)
Increases	(3)
Decreases	0
Transfer	0
Intangible assets at end of period	€ (656)